Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net

	As of March 31,
	2018	2019
	$	$
At cost:
Machinery and equipment	12,482	12,284
Furniture and fixtures	443	464
Leasehold improvements	517	1,044
Motor vehicles	153	153
Total	13,595	13,945
Less: Accumulated depreciation and impairment	(12,825)	(13,059)
Property, plant and equipment, net	770	886